Investment Securities	12 Months Ended
Dec. 31, 2012
Investment Securities

4. Investment Securities

The following table is a summary of the amortized cost and estimated fair values of investment securities, all of which are classified as AFS. The Company’s holdings of “other equity securities” include FHLB-Dallas, FHLB-Atlanta and FNBB shares which do not have readily available fair values and are carried at cost.

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(Dollars in thousands)
December 31, 2012:
Obligations of states and political subdivisions	$345,224	$16,586	$(293)	$361,517
U.S. Government agency residential mortgage-backed securities	116,835	1,466	(17)	118,284
Corporate obligations	776	—	—	776
Other equity securities	13,689	—	—	13,689

Total investment securities AFS	$476,524	$18,052	$(310)	$494,266

December 31, 2011:
Obligations of states and political subdivisions	$359,667	$14,359	$(979)	$373,047
U.S. Government agency residential mortgage-backed securities	46,068	1,967	—	48,035
Other equity securities	17,828	—	—	17,828

Total investment securities AFS	$423,563	$16,326	$(979)	$438,910

The Company utilizes independent third parties as its principal sources for determining fair value of investment securities which are measured on a recurring basis. As a result, the Company receives estimates of fair values from at least two independent pricing sources for the majority of its individual securities within its investment portfolio. For investment securities traded in an active market, the fair values are obtained from independent pricing services and are based on quoted market prices if available. If quoted market prices are not available, fair values are based on market prices for comparable securities, broker quotes, comprehensive interest rate tables, pricing matrices or a combination thereof. For investment securities traded in a market that is not active, fair value is determined using unobservable inputs. Additionally, the valuation of investment securities acquired in FDIC-assisted or traditional acquisitions may include certain unobservable inputs. All fair value estimates received by the Company from its investment securities are reviewed and approved on a quarterly basis by the Company’s Investment Portfolio Manager and its Chief Financial Officer.

The following table shows gross unrealized losses and estimated fair value of investment securities AFS, aggregated by investment category and length of time that individual investment securities have been in a continuous unrealized loss position.

	Less than 12 Months		12 Months or More		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(Dollars in thousands)
December 31, 2012:
Obligations of states and political subdivisions	$14,085	$188	$7,324	$105	$21,409	$293
U.S. Government agency residential mortgage-backed securities	14,320	17	—	—	14,320	17

Total temporarily impaired investment securities	$28,405	$205	$7,324	$105	$35,729	$310

December 31, 2011:
Obligations of states and political subdivisions	$6,035	$248	$16,582	$731	$22,617	$979

Total temporarily impaired investment securities	$6,035	$248	$16,582	$731	$22,617	$979

In evaluating the Company’s unrealized loss positions for other-than-temporary impairment for the investment securities portfolio, management considers the credit quality of the issuer, the nature and cause of the unrealized loss, the severity and duration of the impairments and other factors. At December 31, 2012 and 2011, management determined the unrealized losses were the result of fluctuations in interest rates and did not reflect deteriorations of the credit quality of the investments. Accordingly, management believes that all of its unrealized losses on investment securities are temporary in nature. The Company does not have the intent to sell these investment securities and more likely than not would not be required to sell these investment securities before fair value recovers to amortized cost.

The Company owns three different maturities of bonds totaling an aggregate of $2.6 million issued by the Northwest Arkansas Regional Solid Waste Management District (“District”). The District owns and operates a landfill for the benefit of the residents of certain counties located in north Arkansas, with the landfill, the revenues therefrom and certain personal property serving as collateral under the bond indenture. On October 9, 2012, a special election was held where an additional 3/8-cent sales tax proposal to be used to support the purchase of the landfill by a third party from the District was defeated. On October 23, 2012, the management board governing the District voted to place the District into receivership, and on November 30, 2012 the landfill ceased operations. As a result, during the fourth quarter of 2012, the Company recorded a $2.6 million impairment charge to reduce the carrying value of the bonds to zero. This impairment charge is included in “Net gains on investment securities,” on the consolidated statement of income.

A maturity distribution of investment securities AFS reported at amortized cost and estimated fair value as of December 31, 2012 is as follows:

	Amortized Cost	Estimated Fair Value
	(Dollars in thousands)

Due in one year or less	$16,285	$16,616
Due after one year to five years	33,794	34,637
Due after five years to ten years	58,613	60,073
Due after ten years	367,832	382,940

Total	$476,524	$494,266

For purposes of this maturity distribution, all investment securities are shown based on their contractual maturity date, except (i) FHLB-Dallas and FNBB stock with no contractual maturity date are shown in the longest maturity category and (ii) U.S. Government agency residential mortgage-backed securities are allocated among various maturities based on an estimated repayment schedule utilizing Bloomberg median prepayment speeds and interest rate levels at December 31, 2012. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

Sales activities and other-than-temporary impairment charges of the Company’s investment securities AFS are summarized as follows:

	Year Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
Sales proceeds	$43,177	$94,676	$255,232

Gross realized gains	$3,075	$1,044	$5,030
Gross realized losses	(15)	(111)	(486)
Other-than-temporary impairment charges	(2,603)	—	—

Net gains on investment securities	$457	$933	$4,544

Investment securities with carrying values of $317.1 million and $316.8 million at December 31, 2012 and 2011, respectively, were pledged to secure public funds and trust deposits and for other purposes required or permitted by law.

At December 31, 2012, the Company had no holdings of investment securities of any one issuer in an amount greater than 10% of total common stockholders’ equity. At December 31, 2011, the Company’s holdings of investment securities issued by the Government National Mortgage Association, which carry the full faith and credit guaranty of the U.S. Government, totaled $45.6 million, or 10.7% of total common stockholder’s equity.